UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 8/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

Annual Report
Franklin Templeton
SMACS: Series EM
A Series of Templeton Global Investment Trust
August 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Annual Report

Contents
Fund Overview 2
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 13
Notes to Financial Statements 16
Report of Independent Registered
Public Accounting Firm 23
Tax Information 24
Board Members and Officers 25
Shareholder Information 30
Visit franklintempleton.com for fund updates
and documents, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
This annual report for Franklin Templeton SMACS: Series
EM (Fund) covers the fiscal year ended August 31, 2023.
This Fund is not intended to be owned as a stand-alone
vehicle but may only be owned as part of the applicable
Franklin Templeton SMA strategy.
Fund Overview
Q. What is the Fund’s investment strategy?
A. When choosing equity investments for the Fund, we
apply a fundamental, research-driven, long-term approach,
focusing on companies with sustainable earnings power
that are trading at a discount to intrinsic worth. In assessing individual investment opportunities, we consider a variety
of factors, including a company’s profit and loss outlook,
balance sheet strength, cash flow trends and asset value
in relation to the current price of the company’s securities.
We also focus on incorporating environmental, social and
governance (ESG) factors throughout the investment
process, including the Fund’s security-selection and portfolio construction process.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Emerging market equities rose slightly. Several tailwinds within the year—a weaker U.S. dollar, signs of receding
inflation and China’s pivot away from Zero-COVID—
overshadowed pockets of negative sentiment from events
such as a liquidity crisis in the banking sector in developed markets, high interest rates and a weaker-than-expected
post-COVID recovery in China.
Brazil, South Korea and Taiwan advanced—Brazil, which
lagged from political uncertainty and policy risks earlier in the reporting period, saw some rebound on its new fiscal
framework and expectations of interest rate cuts. A positive outlook stemming from artificial intelligence-fueled growth
helped the technology-heavy markets of South Korea and
Taiwan. India also advanced as it rose in the second half
of the period after a subdued first half, aided by resilient macroeconomic data and corporate earnings. Conversely,
China and the Middle East were amongst weaker markets.
Concerns around China’s slow consumption recovery
eclipsed gains from government stimulus to shore up the
economy and positive regulatory developments within the
technology sector. A moderation in oil prices weighed on oil-
producing countries in the Middle East.
Q. How did we respond to these changing market
conditions?
A. Our investment strategy employs a bottom-up, research-
driven approach focused on identifying long-term earnings
power at a discount to intrinsic value. Our opportunity lies in identifying companies for which the market underestimates
or misprices the probability, magnitude, or timing of its
long-term earnings power. Country and sector weightings
are a residual of our bottom-up stock selection process,
and we always seek to ensure the portfolio is appropriately
diversified based on our professional judgment.
Our portfolio construction process seeks to build a research-
driven, high-conviction portfolio that is primarily driven by company specific factors and focused on the long term.
Performance Overview
The Fund posted a +7.43% cumulative total return for
the 12 months under review. In comparison, the Fund’s
benchmark, the MSCI Emerging Markets (EM) Index-NR,
which measures global emerging market stock performance,
posted a +1.25% cumulative total return for the same
period.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares.
Geographic Composition
8/31/23
% of Total
Net Assets
Asia 96.3%
Europe 3.4%
Middle East & Africa 2.3%
Other 0.5%
Short-Term Investments & Other Net Assets -2.5%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
10
.

Franklin Templeton SMACS: Series EM

franklintempleton.com
Annual Report
Q. What were the leading contributors to performance?
A. During the period, key contributors to the Fund’s absolute performance included Brilliance China, Samsung Electronics
and Mediatek.
Brilliance China Automotive is a Chinese car maker noted
for its association with German luxury car maker BMW.
Its shares moved higher after trading resumed in October
2022 following a suspension of one and a half years. The
company announced two special dividends which were
key drivers of returns during the period. Its share price has remained volatile on rising competition in China, price cuts from competitors and uncertainty around dividends.
Samsung Electronics is one of the largest memory
semiconductor manufacturers in the world. Its share
price has seen some recovery after declining last year
on optimism around bottoming of the memory cycle
supported by supply cuts. An improvement in the outlook
for semiconductor stocks due to robust artificial intelligence-
driven demand for advanced chips also fueled the upward
momentum of the stock.
Taiwan-based chip designer Mediatek remained volatile
during the period around end-market demand recovery and
client inventory levels. The launch of its next generation
flagship mobile chip and partnership with Nvidia (not a
portfolio holding) to provide advanced automotive chips
integrating Nvidia’s graphic processors also supported the
share price. Returns in the period were driven primarily by
dividends.
At a sector level, information technology, consumer
discretionary and financials were the top contributors to
absolute performance. In terms of markets, South Korea,
India and Taiwan were leading contributors on an absolute
basis.
Q. What were the leading detractors from performance?
A. During the 12 months under review, key detractors from
the Fund’s absolute performance were Guangzhou Tinci
Materials, China Resources Cement and Americanas.
Guangzhou Tinci Materials Technology is a China-based
producer of electrolytes for electric vehicle (EV) batteries.
Concerns around U.S. policies restricting Chinese
companies from supplying to the U.S. and heightened
competition weighed on the stock price. The company is
amongst the segment’s lowest-cost producers and should be
a key beneficiary of EV penetration growth.
China Resources Cement is a China-based firm engaged
in the production and sales of cement and aggregates. A
weak property market in China and disappointing financial
performance pressured share price returns.
Americanas is a Brazilian e-commerce company and
operator of convenience stores. Disappointing results for the third quarter of 2022, news of accounting inconsistencies
and the departure of its new leadership team pressured its
share price. High inflation and elevated interest rates also made for a difficult environment. We divested our position in
January 2023.
At a sector level, materials, communication services
and energy were the largest detractors from absolute
performance. Geographically, Brazil, Cambodia and Thailand
were the top detractors on an absolute basis.
Top 10 Countries
8/31/23
a
% of Total
Net Assets
a a
South Korea 41.0%
Taiwan 19.2%
China 16.1%
India 12.3%
Thailand 4.5%
Hungary 2.4%
Indonesia 1.6%
South Africa 1.4%
Philippines 1.1%
Switzerland 1.0%
Top 10 Holdings
8/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 11.4%
Technology Hardware, Storage & Peripherals,
South Korea
Taiwan Semiconductor Manufacturing Co. Ltd. 10.6%
Semiconductors & Semiconductor Equipment,
Taiwan
NAVER Corp. 7.1%
Interactive Media & Services, South Korea
MediaTek, Inc. 6.1%
Semiconductors & Semiconductor Equipment,
Taiwan
LG Corp. 5.3%
Industrial Conglomerates, South Korea
Samsung Life Insurance Co. Ltd. 5.1%
Insurance, South Korea
HDFC Bank Ltd. 3.7%
Banks, India
China Merchants Bank Co. Ltd. 3.6%
Banks, China
Samsung SDI Co. Ltd. 3.5%
Electronic Equipment, Instruments &
Components, South Korea
Guangzhou Tinci Materials Technology Co. Ltd. 3.2%
Chemicals, China

Franklin Templeton SMACS: Series EM

franklintempleton.com
Annual Report
Q. Were there any significant changes to the Fund
during the reporting period?
A. We did not make any significant changes to the Fund’s
investment process over the reporting period. As always,
changes in the portfolio’s positions and country/sector
weights are the result of our bottom-up stock selection
process, rather than any macro themes.
In the past 12 months, we increased the Fund’s holdings the
most in India, South Korea and Taiwan as we continued to
identify companies with long-term earnings power trading
at a discount to their intrinsic worth. In terms of sectors, additions were made in information technology, industrials
and consumer discretionary.
In contrast, the Fund reduced its investments in South Africa,
China/Hong Kong and Brazil in favor of opportunities that
we found more compelling. Sectors which experienced the
largest sales were real estate and consumer staples.
Thank you for your participation in Franklin Templeton
SMACS: Series EM. We look forward to serving your future
investment needs.
Chetan Sehgal, CFA
Andrew Ness, ASIP
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.
ASIP stands for Associate of the United Kingdom Society for Investment Professionals (now CFA Society of the United Kingdom).

Performance Summary as of August 31, 2023
Franklin Templeton SMACS: Series EM

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year +7.43% +7.43%
Since Inception (10/20/21) -17.19% -9.63%
See page 7 for Performance Summary footnotes.

Franklin Templeton SMACS: Series EM
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
(10/20/21-8/31/23)

Franklin Templeton SMACS: Series EM
Performance Summary

franklintempleton.com
Annual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. The managers’ environmental social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy's ESG directives will be successful or will result in better performance. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Source: FactSet. The MSCI EM Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–8/31/23)
Net Investment
Income
$0.2994
Total Annual Operating Expenses
5
With Fee
Waiver
Without Fee
Waiver
0.00% 9.90%

Your Fund’s Expenses
Franklin Templeton SMACS: Series EM

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,012.80 $0.00 $1,025.21 $0.00 0.00%
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Highlights
Franklin Templeton SMACS: Series EM
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended
August 31,
2023
Year Ended
August 31,
2022
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $7.66 $10.00
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.34
d
0.19
Net realized and unrealized gains (losses) ................................................ 0.22 (2.47)
Total from investment operations ......................................................... 0.56 (2.28)
Less distributions from:
Net investment income ............................................................... (0.30) (0.06)
Net asset value, end of year ............................................................ $7.92 $7.66
Total return
e
........................................................................ 7.43% (22.92)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................... 15.23% 17.93%
Expenses net of waiver and payments by affiliates ............................................ —% —%
Net investment income ................................................................ 4.37%
d
2.48%
Supplemental data
Net assets, end of year (000’s) .......................................................... $894 $849
Portfolio turnover rate ................................................................. 35.74% 31.11%
a
For the period October 20, 2021 (commencement of operations) to August 31, 2022 .
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Net investment income per sha re includes approximately $0.12 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.85%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Templeton Global Investment Trust
Schedule of Investments, August 31, 2023
Franklin Templeton SMACS: Series EM
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a Industry Shares a Value
a
Common Stocks 102.5%
Brazil 0.1%
TOTVS SA ..................... Software 131 $ 734
Cambodia 0.5%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 8,440 4,304
China 16.1%
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 1,780 7,054
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 44,020 17,884
Chervon Holdings Ltd. ............. Household Durables 902 2,979
China Merchants Bank Co. Ltd., A .... Banks 1,442 6,280
China Merchants Bank Co. Ltd., H .... Banks 6,439 25,497
China Resources Cement Holdings Ltd. Construction Materials 21,612 7,159
China Resources Land Ltd. ......... Real Estate Management & Development 985 4,163
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 8,558 5,269
b
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 5,063 2,361
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 6,248 28,238
Haier Smart Home Co. Ltd., D ....... Household Durables 6,271 7,424
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 5,214 6,793
Ping An Bank Co. Ltd., A ........... Banks 5,362 8,221
Uni-President China Holdings Ltd. .... Food Products 18,509 13,689
143,011
Hungary 2.4%
Richter Gedeon Nyrt. ............. Pharmaceuticals 856 21,481
India 12.3%
ACC Ltd. ....................... Construction Materials 439 10,638
Bajaj Holdings & Investment Ltd. ..... Financial Services 165 14,829
Federal Bank Ltd. ................ Banks 7,825 13,606
HDFC Bank Ltd. ................. Banks 1,751 33,188
Hindalco Industries Ltd. ............ Metals & Mining 1,357 7,530
a
One 97 Communications Ltd. ....... Financial Services 1,534 15,819
a
PB Fintech Ltd. .................. Insurance 493 4,613
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 9,327 10,985
111,208
Indonesia 1.6%
Astra International Tbk. PT ......... Industrial Conglomerates 33,330 14,102
Mexico 0.4%
a,b
Nemak SAB de CV, 144A, Reg S .... Automobile Components 15,599 3,431
Philippines 1.1%
BDO Unibank, Inc. ............... Banks 4,083 10,037
South Africa 1.4%
Netcare Ltd. .................... Health Care Providers & Services 18,092 12,686
South Korea 41.0%
Doosan Bobcat, Inc. .............. Machinery 443 17,957
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 485 13,853
Hankook Tire & Technology Co. Ltd. .. Automobile Components 103 3,007
L&F Co. Ltd. .................... Electronic Equipment, Instruments &
Components 28 4,532
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 385 10,224

Templeton Global Investment Trust
Schedule of Investments
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
LG Chem Ltd. ................... Chemicals 15 $ 6,589
LG Corp. ....................... Industrial Conglomerates 762 47,156
NAVER Corp. ................... Interactive Media & Services 394 63,620
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,011 101,457
Samsung Life Insurance Co. Ltd. ..... Insurance 892 45,478
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 68 31,461
Soulbrain Co. Ltd. ................ Chemicals 125 21,432
366,766
Switzerland 1.0%
a,b
Wizz Air Holdings plc, 144A, Reg S ... Passenger Airlines 309 8,801
Taiwan 19.2%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 3,108 10,371
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 2,472 54,488
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,503 94,509
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 763 11,585
170,953
Thailand 4.5%
Kasikornbank PCL ............... Banks 6,733 25,076
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 25,454 6,651
Thai Beverage PCL ............... Beverages 19,273 8,124
39,851
United Arab Emirates 0.9%
Emirates Central Cooling Systems Corp. Water Utilities 16,540 8,318
Total Common Stocks (Cost $1,064,237) .......................................
915,683
Short Term Investments 3.8%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.8%
United States 3.8%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 5.066% ......... 33,791 33,791
Total Money Market Funds (Cost $33,791) ......................................
33,791
a a a a a
Total Short Term Investments (Cost $33,791 ) ...................................
33,791
a a a
Total Investments (Cost $1,098,028) 106.3% ....................................
$949,474
Other Assets, less Liabilities (6.3)% ...........................................
(55,815)
Net Assets 100.0% ...........................................................
$893,659
a a a

Templeton Global Investment Trust
Schedule of Investments
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $14,593, representing 1.6% of net assets.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
Franklin
Templeton
SMACS: Series
EM
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,064,237
Cost - Non-controlled affiliates (Note 3 d ) ........................................................ 33,791
Value - Unaffiliated issuers .................................................................. $915,683
Value - Non-controlled affiliates (Note 3 d ) ....................................................... 33,791
Foreign currency, at value (cost $1,962) .......................................................... 1,905
Receivables:
Investment securities sold ................................................................... 430
Affiliates ................................................................................ 4,067
Total assets .......................................................................... 955,876
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,512
Transfer agent fees ........................................................................ 12
Registration and filing fees .................................................................. 5,085
Professional fees ......................................................................... 49,222
Deferred tax ............................................................................... 3,812
Accrued expenses and other liabilities ........................................................... 1,574
Total liabilities ......................................................................... 62,217
Net assets, at value ................................................................. $893,659
Net assets consist of:
Paid-in capital ............................................................................. $1,125,962
Total distributable earnings (losses) ............................................................. (232,303)
Net assets, at value ................................................................. $893,659
Shares outstanding ......................................................................... 112,804
Net asset value per share .................................................................... $7.92

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Statements
Statement of Operations
for the year ended August 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
Franklin
Templeton
SMACS: Series
EM
Investment income:
Dividends: (net of foreign taxes of $3,854)
Unaffiliated issuers ........................................................................ $36,983
Non-controlled affiliates (Note 3 d ) ............................................................. 1,170
Other income
a
............................................................................. 65
Total investment income ................................................................... 38,218
Expenses:
Transfer agent fees (Note 3 c ) .................................................................. 39
Custodian fees ............................................................................. 1,118
Reports to shareholders fees .................................................................. 2,288
Registration and filing fees .................................................................... 30,000
Professional fees ........................................................................... 72,712
Trustees' fees and expenses .................................................................. 2,948
Organization costs .......................................................................... 1,010
Amortization of offering costs (Note 1e) .......................................................... 16,690
Other .................................................................................... 6,335
Total expenses ......................................................................... 133,140
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (133,140)
Net expenses ......................................................................... —
Net investment income ................................................................ 38,218
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $1,563)
Unaffiliated issuers ...................................................................... (84,716)
Foreign currency transactions ................................................................ (915)
Net realized gain (loss) .................................................................. (85,631)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 112,568
Translation of other assets and liabilities denominated in foreign currencies .............................. (59)
Change in deferred taxes on unrealized appreciati on ............................................... (2,862)
Net change in unrealized appreciation (depreciation) ............................................ 109,647
Net realized and unrealized gain (loss) ............................................................ 24,016
Net increase (decrease) in net assets resulting from operations .......................................... $62,234
a
Other income includes payments by Asset Management for acquired fund fees and expenses (See Note 3e).

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Franklin Templeton SMACS: Series EM
Year Ended
August 31, 2023
Year Ended
August 31, 2022
a
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $38,218 $21,227
Net realized gain (loss) ................................................. (85,631) (13,367)
Net change in unrealized appreciation (depreciation) ........................... 109,647 (262,079)
Net increase (decrease) in net assets resulting from operations ................ 62,234 (254,219)
Distributions to shareholders .............................................. (33,406) (6,912)
Capital share transactions (Note 2 ) .......................................... 15,973 1,109,989
Net increase (decrease) in net assets ................................... 44,801 848,858
Net assets:
Beginning of year ....................................................... 848,858 —
End of year ........................................................... $893,659 $848,858
a
For the period October 20, 2021 (commencement of operations) to August 31, 2022.

Templeton Global Investment Trust
Notes to Financial Statements
Franklin Templeton SMACS: Series EM
16
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services - Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Franklin Templeton
SMACS: Series EM (Fund) is included in this report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
e. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
August 31, 2023
Year Ended
August 31, 2022
a
Shares Amount Shares Amount
Class A
Shares sold ................................... 1,980 $15,973 112,189 $1,122,500
Shares redeemed ............................... — — (1,365) (12,511)
Net increase (decrease) .......................... 1,980 $15,973 110,824 $1,109,989
– –
a
For the period October 20, 2021 (commencement of operations) to August 31, 2022.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
a. Management Fees
Asset Management provides investment management services to the Fund. The Fund does not pay a fee for these services.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The
Fund does not pay a fee for these services.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The Fund does not pay a fee for these services.
c. Transfer Agent Fees
The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective
October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended August 31, 2023, the Fund paid transfer agent fees of $39, which were retained by Investor Services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Asset Management has contractually agreed to reimburse expenses of the Fund in an amount equal to fees indirectly borne by the Fund on assets invested in the affiliated management investment companies, as noted in the Statement of Operations. During the year ended August 31,
2023, investments in affiliated management investment companies were as follows:
e. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Fund do not exceed 0.00% based on the average net assets until December 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series EM
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.066% $72,154 $347,211 $(385,574) $— $— $33,791 33,791 $1,170
Total Affiliated Securities ... $72,154 $347,211 $(385,574) $— $— $33,791 $1,170
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
Acquired fund fees and expenses are indirect expenses, and therefore Asset Management may make payments, if necessary, to the Fund to offset these estimated indirect expenses. Payments by Asset Management for the year ended August 31, 2023, are reflected as other income in the Statement of Operations.
f. Other Affiliated Transactions
At August 31, 2023, Templeton International, Inc. owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended August 31, 2023 and 2022 , was as follows:
At August 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares and foreign capital gains tax.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2023, aggregated
$393,220 and $307,692, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $14,181
Long term ................................................................................ 85,699
Total capital loss carryforwards ............................................................... $99,880
2023 2022
Distributions paid from:
Ordinary income .......................................................... $33,406 $6,912
Cost of investments .......................................................................... $1,113,656
Unrealized appreciation ........................................................................ $38,328
Unrealized depreciation ........................................................................ (202,510)
Net unrealized appreciation (depreciation) .......................................................... $(164,182)
Distributable earnings:
Undistributed ordinary income ................................................................... $36,657
3. Transactions with Affiliates
(continued)
e. Waiver and Expense Reimbursements
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In additi on, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a
Qualified Foreign Institutional Investor (QFII)   license and, in the case of certain eligible A shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2023, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 734 $ — $ — $ 734
Cambodia ............................ — 4,304 — 4,304
China ............................... 24,092 118,919 — 143,011
Hungary ............................. 21,481 — — 21,481
India ................................ — 111,208 — 111,208
Indonesia ............................ — 14,102 — 14,102
Mexico .............................. 3,431 — — 3,431
Philippines ............................ — 10,037 — 10,037
South Africa ........................... 12,686 — — 12,686
South Korea .......................... — 366,766 — 366,766
Switzerland ........................... — 8,801 — 8,801
Taiwan ............................... — 170,953 — 170,953
Thailand ............................. — 39,851 — 39,851
United Arab Emirates .................... — 8,318 — 8,318
Short Term Investments ................... 33,791 — — 33,791
Total Investments in Securities ........... $96,215 $853,259
a
$— $949,474
a
Includes foreign securities valued at $853,259, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm
23
franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Global Investment Trust and Shareholders of Franklin Templeton SMACS: Series EM
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Templeton SMACS: Series EM (one of the funds constituting Templeton Global Investment Trust, referred to hereafter as the
"Fund") as of August 31, 2023, and the related statement of operations for the year ended August 31, 2023, the statement of changes in net assets for the year ended August 31, 2023 and the period October 20, 2021 (commencement of operations) to
August 31, 2022, including the related notes, and the financial highlights for the year ended August 31, 2023 and the period
October 20, 2021 (commencement of operations) to August 31, 2022 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August
31, 2023, and the results of its operations for the year ended August 31, 2023, the changes in its net assets for the year ended August 31, 2023 and the period October 20, 2021 (commencement of operations) to August 31, 2022 and the financial highlights for the year ended August 31, 2023 and the period October 20, 2021 (commencement of operations) to August 31,
2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 23, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)
24
franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2023:
Under Section 853 of the Internal Revenue Code, the Fund intend s to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended August 31, 202 3 :
Pursuant to: Amount Reported
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $18,736
Section 163(j) Interest Earned §163(j) $1,171
Amount Reported
Foreign Taxes Paid $4,397
Foreign Source Income Earned $35,457

Templeton Global Investment Trust
Board Members and Officers
25
franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1994 119 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 29 Ares Strategic Income Fund
(closed-end investment
management company)
(September 2022-present); Ares
Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc. (food
distribution) (2013-present),
formerly , Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Terrence J. Checki (1945) Trustee Since January 2023 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2017 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1996 and Lead
Independent
Trustee since 2007
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2006 29 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2006 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2001 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board, Trustee
and
Vice President
Chairman of the
Board and Vice
President since January
2023 and Trustee 2006
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Matthew T. Hinkle (1971) Chief Executive
Officer - Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Independent Board Members
(continued)

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Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective December 31, 2022, Robert E. Wade ceased to be a trustee of the Trust.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Manraj S. Sekhon (1969) President and
Chief Executive
Officer –
Investment
Management
Since April 2023 Not Applicable Not Applicable
7 Temasek Blvd.
Suntec Tower 1, #38-03
Singapore 038987
Principal Occupation During at Least the Past 5 Years:
Chief Investment Officer, Franklin Templeton Emerging Markets Equity; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
Since 2015 and
Secretary since
September 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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Board Approval Of Investment
Management Agreements
TEMPLETON GLOBAL INVESTMENT TRUST
Franklin Templeton SMACS: Series EM Fund
(Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of Templeton Global Investment
Trust (Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Templeton Asset Management Ltd. (TAML) and
the Trust, on behalf of the Fund, and the investment sub-
advisory agreement between TAML and Franklin Templeton
Investment Management Limited (Sub-Adviser), an affiliate
of TAML (each a Management Agreement), for the period
May 1, 2023 through June 30, 2023 (Stub Period). The
Independent Trustees noted that the Fund’s annual contract
review was historically held at the February Board meeting
and that management proposed to move the contract review
to the May Board meeting. The Independent Trustees further
noted management’s explanation that, to effect this change,
the Board needed to consider the renewal of the Fund’s
Management Agreements prior to their current April 30, 2023
expiration date. The Independent Trustees also noted that
management would ask them to consider the continuation
of the Management Agreements again at the May Board
meeting for the 12-month period beginning July 1, 2023.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreements for the Stub Period. TAML and the Sub-Adviser
are each referred to herein as a Manager.
In considering the continuation of the Management
Agreements, the Board reviewed and considered
information provided by each Manager at the March
Meeting and throughout the year at meetings of the
Board and its committees. The Board also reviewed
and considered information provided in response to a
detailed set of requests for information submitted to the
Managers by Independent Trustee counsel on behalf of
the Independent Trustees in connection with the annual
contract renewal process. In addition, prior to the March
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the March Meeting. The Board reviewed and considered
all of the factors it deemed relevant in approving the
continuance of the Management Agreements, including, but
not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance
of the Fund; (iii) the costs of the services provided and
profits realized by each Manager and its affiliates from
the relationship with the Fund; (iv) the extent to which
economies of scale are realized as the Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors (Factors).
In approving the continuance of the Management
Agreements, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreements are fair and reasonable and that
the continuance of the Management Agreements are in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to
the Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged

TEMPLETON GLOBAL INVESTMENT TRUST
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management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board further reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional emerging markets funds. The
Fund commenced operations in 2021, so it does not have
three years of performance history. The Board noted that
the Fund’s annualized total return for the one-year period
was above the median of its Performance Universe. The
Board further noted the Fund’s short operating history. After consideration of the above, the Board concluded that the
Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Investor Class, Open Class, Retail Class, Service
Class and Class I shares for certain funds in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and 13
other emerging markets funds. The Board noted that the
actual total expense ratio for the Fund was below the median and in the first quintile (least expensive) of its Expense
Group. The Board also noted that the Manager provides
general investment management and administrative services
to the Fund for a zero management fee. The Board further
noted that the Manager assumes certain expenses incurred
by the Fund (including acquired fund fees and expenses,
but excluding certain non-routine expenses, such as those
relating to litigation, indemnification, reorganizations and liquidations) so that total annual fund operating expenses
do not exceed 0.00%. The Board also noted that the Sub-
Adviser provides investment sub-advisory services to the
Fund for a zero sub-advisory fee. The Board concluded
that the Fund’s zero contractual management fee and zero
contractual sub-advisory fee are reasonable.

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Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in profitability report
presentations from prior years. The Board also noted that
PricewaterhouseCoopers LLP, auditor to FRI and certain FT
funds, has been engaged by the Managers to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board noted that the Fund was omitted from an
economies of scale analysis because it has less than three
years of data since inception. The Board further noted
that because the Fund pays a zero management fee, the
consideration of possible economies of scale in the future
was not relevant.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreements for the
Stub Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved each Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Managers by Independent Trustee counsel on behalf
of the Independent Trustees, which included information
on Fund performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreements for an additional twelve-month period beginning
July 1, 2023.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately

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Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports

TEMPLETON GLOBAL INVESTMENT TRUST
Shareholder Information
34
franklintempleton.com
Annual Report
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

3010 A 10/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Templeton SMACS: Series EM
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Emerging
Markets Small Cap
Fund
A Series of Templeton Global Investment Trust
August 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Templeton Global Investment Trust
1
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Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Templeton
Emerging Markets Small Cap Fund for the 12-month
reporting period ended August 31, 2023. Please read on for
a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those
conditions have affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
Managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report
2
Contents
Fund Overview 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 19
Notes to Financial Statements 23
Report of Independent Registered
Public Accounting Firm 33
Tax Information 34
Board Members and Officers 35
Shareholder Information 40
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
Templeton Emerging Markets Small Cap Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. Our investment strategy employs a fundamental research,
bottom-up, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. We also consider a company’s profit and
loss outlook, balance sheet strength, cash flow trends and
asset value in relation to the current price of the company’s securities.
Q. What were the overall market conditions during the
Fund's reporting period?
A. Emerging market small cap equities rose during the
reporting period and outperformed their large cap peers.
Several tailwinds within the year—a weaker U.S. dollar,
signs of receding inflation and China’s pivot away from Zero-
COVID—spurred investor confidence.
Small cap companies in Mexico, India, Taiwan and South
Korea were notable climbers—a pause in rate hikes and an
improved inflationary environment lifted Mexican equities.
India logged gains on improving macroeconomic indicators
and robust corporate earnings, while Taiwan and South
Korea benefited from a positive outlook for semiconductor
stocks. Conversely, China, Thailand and South Africa were
amongst weaker markets. Concerns around China’s slow
consumption recovery eclipsed gains from government
stimulus to shore up the economy and positive regulatory
developments within the technology sector. Electricity
shortages and a weaker South African rand (against the U.S.
dollar) weighed on South Africa.
Q. How did we respond to these changing market
conditions?
A. Our investment strategy employs a bottom-up, research-
driven approach focused on identifying long-term earnings
power at a discount to intrinsic value. Our opportunity lies in identifying companies for which the market underestimates
or misprices the probability, magnitude, or timing of its
long-term earnings power. Country and sector weightings
are a residual of our bottom-up stock selection process,
and we always seek to ensure the portfolio is appropriately
diversified based on our professional judgment.
Our portfolio construction process seeks to build a research-
driven, high-conviction portfolio that is primarily driven by company specific factors and focused on the long term.
Performance Overview
The Fund’s Class A shares posted a +5.74% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the MSCI EM Small Cap Index-
NR, which measures stock performance of small-cap
stocks in emerging markets, posted a +13.05% cumulative
total return.
1
Please note index performance information
is provided for reference and we do not attempt to track
any index but rather undertake investments on the basis
of fundamental research. In addition, the Fund’s return
reflects the effect of fees and expenses for professional
management, while an index does not have such costs.
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. During the 12 months under review, key contributors to
the Fund’s absolute performance included Bajaj Holdings
& Investment, Novatek Microelectronics and Zomato, all of
which were off-benchmark holdings.
Bajaj Holdings & Investment is an Indian investment
company with stakes in Bajaj Auto and Bajaj Finserv. Its
share price rose alongside the Indian equity market and
healthy operating performance of its lending, insurance and
automobile entities.
Geographic Composition
8/31/23
% of Total
Net Assets
Asia 79.8%
Latin America & Caribbean 9.3%
Europe 5.3%
Middle East & Africa 2.7%
Short-Term Investments & Other Net Assets 2.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.

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Annual Report
Taiwanese chip designer Novatek Microelectronics was a
notable contributor. Strong financial results—earnings for the third quarter of 2022 and sales for the fourth quarter of 2022 both surpassed market consensus—and an upward revision
in management guidance for the first two quarters of 2023
buoyed its stock price.
India-based online food delivery platform Zomato rallied
alongside the broader Indian equity market. There have also
been signs of increasing monetization efforts by leading
platforms, which bode well for the profitability of the sector.
At a sector level, financials, information technology and
materials were the top contributors to the Fund’s absolute
returns. Across markets, India, Taiwan and Chile were
leading contributors on an absolute basis.
Q. What were the leading detractors from performance?
A. During the 12 months under review, key detractors from
the Fund’s absolute performance were Daqo New Energy,
Mobile World Investment and Baozun.
The share price of Chinese polysilicon producer Daqo New
Energy declined alongside a fall in polysilicon prices and a weaker outlook for prices due to capacity expansion in the
industry. However, we believe that downstream demand
for solar installations is improving with falling costs, and valuations remain attractive.
Mobile World, a leading retailer in Vietnam, was pressured
by continued weakness in the Vietnamese equity market. A
cloudy outlook marred by lower consumption, interest rate
hikes and a liquidity crunch originating from the bond market pressured performance. Disappointing results for the fourth
quarter of 2022 and first quarter of 2023 also hurt the stock.
Baozun is an e-commerce solutions provider in China.
Disappointing financial results for several quarters and
uncertainty in China’s post-COVID recovery weighed on the
stock. Nonetheless, we continue to see long-term growth
potential in e-commerce and believe Baozun is well-
positioned to benefit.
At a sector level, communication services, consumer
discretionary and real estate were the largest detractors
from absolute returns. Geographically, China, Vietnam and
Cambodia were the top detractors on an absolute basis.
Q. Were there any significant changes to the Fund
during the reporting period?
A. We did not make any significant changes to the Fund’s
investment process over the reporting period. As always,
changes in the portfolio’s positions and country/sector
weights are the result of our bottom-up stock selection
process, rather than any macro themes.
In the past 12 months, we increased the Fund’s holdings
the most in India, Hungary and Thailand as we continued to
identify companies with long-term earnings power trading
at a discount to their intrinsic worth. In terms of sectors, additions were made in financials, information technology
and industrials.
In contrast, the Fund reduced its investments in South
Korea, China/Hong Kong and Taiwan in favor of
opportunities that we found more compelling in the emerging
market small cap investment universe. Sectors which
experienced the largest sales were health care, real estate
and consumer discretionary.
Top 10 Countries
8/31/23
a
% of Total
Net Assets
a a
India 28.1%
Taiwan 14.9%
South Korea 10.3%
China 8.7%
Vietnam 6.8%
Brazil 4.1%
Philippines 4.0%
Thailand 2.7%
Hong Kong 2.7%
Hungary 2.3%

Templeton Emerging Markets Small Cap Fund
5
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Annual Report
Thank you for your continued participation in Templeton
Emerging Markets Small Cap Fund. We look forward to
serving your future investment needs.
Chetan Sehgal, CFA
Vikas Chiranewal, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
8/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Bajaj Holdings & Investment Ltd. 5.6%
Financial Services, India
Federal Bank Ltd. 3.4%
Banks, India
FPT Corp. 3.4%
IT Services, Vietnam
Novatek Microelectronics Corp. 2.6%
Semiconductors & Semiconductor Equipment,
Taiwan
Synnex Technology International Corp. 2.4%
Electronic Equipment, Instruments &
Components, Taiwan
Richter Gedeon Nyrt. 2.3%
Pharmaceuticals, Hungary
International Container Terminal Services, Inc. 2.3%
Transportation Infrastructure, Philippines
Dalmia Bharat Ltd. 2.2%
Construction Materials, India
Wizz Air Holdings plc 2.2%
Passenger Airlines, Switzerland
Zomato Ltd. 2.1%
Hotels, Restaurants & Leisure, India

Performance Summary as of August 31, 2023
Templeton Emerging Markets Small Cap Fund
6
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +5.74% -0.07%
5-Year +14.53% +1.59%
10-Year +52.68% +3.74%
Advisor
1-Year +6.08% +6.08%
5-Year +15.90% +3.00%
10-Year +56.74% +4.60%
See page 8 for Performance Summary footnotes.

Templeton Emerging Markets Small Cap Fund
Performance Summary
7
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Annual Report
See Page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A (8/31/13–8/31/23)
Advisor Class (8/31/13–8/31/23)

Templeton Emerging Markets Small Cap Fund
Performance Summary
8
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Annual Report
1,
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI EM Small Cap Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the performance of small-cap equities in global emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–8/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2905 $0.6300 $0.9205
C $0.2079 $0.6300 $0.8379
R $0.2685 $0.6300 $0.8985
R6 $0.3199 $0.6300 $0.9499
Advisor $0.3125 $0.6300 $0.9425
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.75% 2.00%
Advisor 1.50% 1.75%

Your Fund’s Expenses
Templeton Emerging Markets Small Cap Fund
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above --in the far right column --multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,032.80 $8.95 $1,016.40 $8.88 1.75%
C $1,000 $1,029.20 $12.76 $1,012.63 $12.66 2.50%
R $1,000 $1,031.80 $10.23 $1,015.14 $10.15 2.00%
R6 $1,000 $1,034.70 $7.53 $1,017.81 $7.47 1.47%
Advisor $1,000 $1,033.80 $7.70 $1,017.63 $7.64 1.50%

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended
August 31,
2023
Year Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $12.55 $13.98 $15.08 $8.68 $13.78 $15.25
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.26 0.07 0.02 0.10 0.03
Net realized and unrealized gains (losses) 0.47 (1.69) 0.50 6.77 (4.96) (1.15)
Total from investment operations ........ 0.66 (1.43) 0.57 6.79 (4.86) (1.12)
Less distributions from:
Net investment income .............. (0.29) — (0.66) (0.39) (—)
d
—
Net realized gains ................. (0.63) — (1.01) — (0.24) (0.35)
Total distributions ................... (0.92) — (1.67) (0.39) (0.24) (0.35)
Net asset value, end of year ........... $12.29 $12.55 $13.98 $15.08 $8.68 $13.78
Total return
e
....................... 5.74% (10.23)% 3.01% 78.52% (35.73)% (7.09)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.95% 2.00% 1.91% 1.99% 1.93% 1.94%
Expenses net of waiver and payments by
affiliates .......................... 1.75% 1.75% 1.73% 1.80% 1.91% 1.92%
Net investment income ............... 1.54% 4.83% 0.47% 0.16% 0.94% 0.19%
Supplemental data
Net assets, end of year (000’s) ......... $176,763 $187,525 $215,598 $210,269 $143,312 $268,761
Portfolio turnover rate ................ 23.06% 8.13% 31.72% 31.70% 4.72% 12.22%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended
August 31,
2023
Year Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $11.57 $12.94 $14.03 $8.14 $13.02 $14.54
Income from investment operations
b
:
Net investment income (loss)
c
........ 0.08 0.20 (0.02) (0.06) 0.02 (0.06)
Net realized and unrealized gains (losses) 0.46 (1.57) 0.44 6.31 (4.66) (1.11)
Total from investment operations ........ 0.54 (1.37) 0.42 6.25 (4.64) (1.17)
Less distributions from:
Net investment income .............. (0.21) — (0.50) (0.36) — —
Net realized gains ................. (0.63) — (1.01) — (0.24) (0.35)
Total distributions ................... (0.84) — (1.51) (0.36) (0.24) (0.35)
Net asset value, end of year ........... $11.27 $11.57 $12.94 $14.03 $8.14 $13.02
Total return
d
....................... 5.09% (10.59)% 2.26% 77.25% (36.23)% (7.85)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.70% 2.74% 2.66% 2.73% 2.68% 2.69%
Expenses net of waiver and payments by
affiliates .......................... 2.50% 2.50% 2.48% 2.54% 2.66% 2.67%
Net investment income (loss) .......... 0.70% 4.06% (0.15)% (0.51)% 0.19% (0.56)%
Supplemental data
Net assets, end of year (000’s) ......... $9,836 $13,645 $17,588 $27,434 $23,168 $52,300
Portfolio turnover rate ................ 23.06% 8.13% 31.72% 31.70% 4.72% 12.22%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended
August 31,
2023
Year Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $12.30 $13.71 $14.82 $8.56 $13.62 $15.11
Income from investment operations
b
:
Net investment income (loss)
c
........ 0.15 0.24 0.04 (0.03) 0.04 (0.05)
Net realized and unrealized gains (losses) 0.47 (1.65) 0.47 6.68 (4.86) (1.09)
Total from investment operations ........ 0.62 (1.41) 0.51 6.65 (4.82) (1.14)
Less distributions from:
Net investment income .............. (0.27) — (0.61) (0.39) — —
Net realized gains ................. (0.63) — (1.01) — (0.24) (0.35)
Total distributions ................... (0.90) — (1.62) (0.39) (0.24) (0.35)
Net asset value, end of year ........... $12.02 $12.30 $13.71 $14.82 $8.56 $13.62
Total return
d
....................... 5.50% (10.28)% 2.71% 78.18% (35.95)% (7.29)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.20% 2.25% 2.16% 2.24% 2.18% 2.19%
Expenses net of waiver and payments by
affiliates .......................... 2.00% 2.00% 1.98% 2.05% 2.16% 2.17%
Net investment income (loss) .......... 1.29% 4.59% 0.26% (0.20)% 0.69% (0.06)%
Supplemental data
Net assets, end of year (000’s) ......... $2,082 $2,109 $2,444 $2,966 $1,365 $1,728
Portfolio turnover rate ................ 23.06% 8.13% 31.72% 31.70% 4.72% 12.22%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended
August 31,
2023
Year Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $12.77 $14.21 $15.30 $8.79 $13.94 $15.41
Income from investment operations
b
:
Net investment income (loss)
c
........ 0.22 0.28 0.14 0.08 0.22 (0.07)
Net realized and unrealized gains (losses) 0.49 (1.72) 0.50 6.83 (5.07) (1.01)
Total from investment operations ........ 0.71 (1.44) 0.64 6.91 (4.85) (1.08)
Less distributions from:
Net investment income .............. (0.32) — (0.72) (0.40) (0.06) (0.04)
Net realized gains ................. (0.63) — (1.01) — (0.24) (0.35)
Total distributions ................... (0.95) — (1.73) (0.40) (0.30) (0.39)
Net asset value, end of year ........... $12.53 $12.77 $14.21 $15.30 $8.79 $13.94
Total return
d
....................... 6.06% (10.13)% 3.41% 79.19% (35.48)% (6.76)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.56% 1.59% 1.54% 1.60% 1.53% 1.57%
Expenses net of waiver and payments by
affiliates .......................... 1.47% 1.47% 1.35% 1.40% 1.51% 1.55%
Net investment income ............... 1.79% 5.10% 0.88% 0.61% 1.34% 0.56%
f
Supplemental data
Net assets, end of year (000’s) ......... $27,134 $31,790 $39,782 $46,062 $47,904 $198,106
Portfolio turnover rate ................ 23.06% 8.13% 31.72% 31.70% 4.72% 12.22%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Ratio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended
August 31,
2023
Year Ended
August 31,
2022
a
Year Ended March 31,
2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $12.78 $14.23 $15.32 $8.80 $13.96 $15.42
Income from investment operations
b
:
Net investment income
c
............. 0.23 0.28 0.12 0.07 0.15 0.09
Net realized and unrealized gains (losses) 0.48 (1.73) 0.50 6.84 (5.03) (1.19)
Total from investment operations ........ 0.71 (1.45) 0.62 6.91 (4.88) (1.10)
Less distributions from:
Net investment income .............. (0.31) — (0.70) (0.39) (0.04) (0.01)
Net realized gains ................. (0.63) — (1.01) — (0.24) (0.35)
Total distributions ................... (0.94) — (1.71) (0.39) (0.28) (0.36)
Net asset value, end of year ........... $12.55 $12.78 $14.23 $15.32 $8.80 $13.96
Total return
d
....................... 6.08% (10.19)% 3.26% 79.10% (35.61)% (6.90)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.71% 1.75% 1.66% 1.74% 1.68% 1.69%
Expenses net of waiver and payments by
affiliates .......................... 1.50% 1.50% 1.48% 1.54% 1.66% 1.67%
Net investment income ............... 1.86% 5.08% 0.75% 0.53% 1.19% 0.44%
Supplemental data
Net assets, end of year (000’s) ......... $182,079 $146,484 $172,459 $177,989 $168,808 $387,850
Portfolio turnover rate ................ 23.06% 8.13% 31.72% 31.70% 4.72% 12.22%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Schedule of Investments, August 31, 2023
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a Industry Shares a Value
a
Common Stocks 94.1%
Brazil 2.4%
Arezzo Industria e Comercio SA ..... Textiles, Apparel & Luxury Goods 290,634 $ 4,148,560
Dexco SA ...................... Paper & Forest Products 1,551,585 2,494,620
Grendene SA ................... Textiles, Apparel & Luxury Goods 1,174,611 1,615,686
a
Grupo Mateus SA ................ Consumer Staples Distribution & Retail 1,028,588 1,398,210
9,657,076
Cambodia 0.7%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 5,753,448 2,933,638
Chile 0.7%
Aguas Andinas SA, A ............. Water Utilities 8,331,382 2,835,164
China 8.7%
Asia Cement China Holdings Corp. ... Construction Materials 3,155,500 1,232,483
a,b
Baozun, Inc., ADR ................ Broadline Retail 225,563 881,951
Chervon Holdings Ltd. ............. Household Durables 940,000 3,104,427
b,c
China Education Group Holdings Ltd.,
Reg S ....................... Diversified Consumer Services 3,398,300 2,887,762
a,d
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 191,357 7,074,468
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 3,162,449 4,120,483
Huaxin Cement Co. Ltd., H ......... Construction Materials 2,054,694 1,930,588
c
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 2,907,676 2,994,951
Longshine Technology Group Co. Ltd., A Software 1,270,164 3,792,657
a,c
Luye Pharma Group Ltd., 144A, Reg S Pharmaceuticals 2,104,038 772,638
a,b,c,d
Mobvista, Inc., 144A, Reg S ........ Media 2,060,422 940,923
b
Noah Holdings Ltd., ADR .......... Capital Markets 155,630 2,164,813
Uni-President China Holdings Ltd. .... Food Products 3,999,571 2,957,980
34,856,124
Georgia 0.8%
a
Georgia Capital plc ............... Capital Markets 245,985 3,028,886
Hong Kong 2.7%
Luk Fook Holdings International Ltd. .. Specialty Retail 1,391,761 3,448,687
Pacific Basin Shipping Ltd. ......... Marine Transportation 26,355,240 7,137,128
10,585,815
Hungary 2.3%
Richter Gedeon Nyrt. ............. Pharmaceuticals 366,206 9,190,036
India 28.1%
a
Affle India Ltd. ................... Media 458,477 5,967,928
Ajanta Pharma Ltd. ............... Pharmaceuticals 211,868 4,426,416
Bajaj Holdings & Investment Ltd. ..... Financial Services 249,944 22,462,932
City Union Bank Ltd. .............. Banks 2,838,385 4,231,045
Coforge Ltd. .................... IT Services 60,043 3,964,172
Crompton Greaves Consumer
Electricals Ltd. ................. Household Durables 229,773 833,106
Dalmia Bharat Ltd. ............... Construction Materials 352,829 8,887,741
EPL Ltd. ....................... Containers & Packaging 1,503,845 3,569,429
Federal Bank Ltd. ................ Banks 7,889,807 13,718,428
a,d
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 196,496 7,793,031
a
Max Financial Services Ltd. ......... Insurance 531,345 5,994,406
a
One 97 Communications Ltd. ....... Financial Services 551,778 5,690,129
a
PB Fintech Ltd. .................. Insurance 695,023 6,502,424
Redington Ltd. .................. Electronic Equipment, Instruments &
Components 3,732,875 7,067,503
Tata Consumer Products Ltd. ....... Food Products 203,974 2,056,140

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 7,255,966 $ 8,546,034
111,710,864
Kazakhstan 0.9%
c
Halyk Savings Bank of Kazakhstan JSC,
GDR, Reg S .................. Banks 234,693 3,520,395
Mexico 1.7%
Bolsa Mexicana de Valores SAB de CV Capital Markets 3,323,463 6,634,666
Peru 1.5%
Intercorp Financial Services, Inc. ..... Banks 264,348 6,167,239
Philippines 4.0%
Century Pacific Food, Inc. .......... Food Products 14,070,800 6,721,087
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 2,479,404 9,060,460
15,781,547
Saudi Arabia 1.0%
Mouwasat Medical Services Co. ..... Health Care Providers & Services 131,979 3,865,947
South Africa 1.0%
Netcare Ltd. .................... Health Care Providers & Services 5,986,664 4,197,730
South Korea 10.3%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 276,542 7,898,716
Hankook Tire & Technology Co. Ltd. .. Automobile Components 73,730 2,152,828
a
Hugel, Inc. ..................... Biotechnology 61,670 5,217,549
L&F Co. Ltd. .................... Electronic Equipment, Instruments &
Components 36,250 5,866,913
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 43,496 5,508,004
Lock&Lock Co. Ltd. ............... Household Durables 399,574 1,763,144
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 54,870 3,682,499
Shin Heung Energy & Electronics Co.
Ltd. ......................... Electrical Equipment 43,843 1,652,493
Soulbrain Co. Ltd. ................ Chemicals 28,613 4,905,925
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 106,067 2,458,281
41,106,352
Switzerland 2.2%
a,c
Wizz Air Holdings plc, 144A, Reg S ... Passenger Airlines 308,849 8,796,845
Taiwan 14.9%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 220,082 3,504,482
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 1,603,838 5,317,968
Merida Industry Co. Ltd. ........... Leisure Products 1,037,217 6,266,660
momo.com, Inc. ................. Broadline Retail 304,206 4,959,247
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 814,000 10,170,468
Poya International Co. Ltd. ......... Broadline Retail 480,416 7,317,103
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 2,041,442 4,237,498
Shin Zu Shing Co. Ltd. ............ Machinery 1,253,807 3,249,101
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 5,078,445 9,728,652
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 960,155 4,383,265
59,134,444
Thailand 2.7%
Dynasty Ceramic PCL ............. Building Products 28,599,840 1,633,110
Major Cineplex Group PCL ......... Entertainment 6,139,300 2,540,566

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand (continued)
Tisco Financial Group PCL ......... Banks 2,212,249 $ 6,504,615
10,678,291
United Arab Emirates 0.7%
Americana Restaurants International plc Hotels, Restaurants & Leisure 1,457,714 1,759,213
Emirates Central Cooling Systems Corp. Water Utilities 2,026,297 1,018,998
2,778,211
Vietnam 6.8%
FPT Corp. ...................... IT Services 3,414,385 13,697,715
a
Hoa Phat Group JSC ............. Metals & Mining 1,317,991 1,508,124
Military Commercial Joint Stock Bank . Banks 1,200,000 920,468
Mobile World Investment Corp. ...... Specialty Retail 3,517,700 7,842,720
a
Vincom Retail JSC ............... Real Estate Management & Development 2,431,854 3,056,183
27,025,210
Total Common Stocks (Cost $337,354,240) .....................................
374,484,480
a
Preferred Stocks 3.0%
Brazil 1.7%
e
Bradespar SA, 9.11% ............. Metals & Mining 1,526,034 6,935,257
Chile 1.3%
e
Embotelladora Andina SA, A, 7.92% .. Beverages 1,146,416 2,319,377
e
Embotelladora Andina SA, B, 7.01% .. Beverages 1,098,231 2,761,311
5,080,688
Total Preferred Stocks (Cost $15,854,986) ......................................
12,015,945
Total Long Term Investments (Cost $353,209,226) ...............................
386,500,425
Short Term Investments 3.5%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.5%
United States 3.5%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 5.066% ......... 13,955,515 13,955,515
Total Money Market Funds (Cost $13,955,515) ..................................
13,955,515
a a a a a
Total Short Term Investments (Cost $13,955,515 ) ................................
13,955,515
a a a
Total Investments (Cost $367,164,741) 100.6% ..................................
$400,455,940
Other Assets, less Liabilities (0.6)% ...........................................
(2,562,358)
Net Assets 100.0% ...........................................................
$397,893,582
a a a

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
See A bbreviations on page 32 .
a
Non-income producing.
b
Variable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At
August 31, 2023, the aggregate value of these securities was $6,875,449, representing 1.7% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $19,913,514, representing 5.0% of net assets.
d
A portion or all of the security is on loan at August 31, 2023. See Note 1(c).
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Templeton
Emerging
Markets Small
Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $353,209,226
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 13,955,515
Value - Unaffiliated issuers (Includes securities loaned of $6,208,031) .................................. $386,500,425
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 13,955,515
Foreign currency, at value (cost $959,130) ........................................................ 944,846
Receivables:
Investment securities sold ................................................................... 803,540
Capital shares sold ........................................................................ 237,608
Dividends and interest ..................................................................... 575,792
European Union tax reclaims (Note 1 d ) ......................................................... 95,554
Total assets .......................................................................... 403,113,280
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,422
Capital shares redeemed ................................................................... 323,685
Management fees ......................................................................... 374,676
Distribution fees .......................................................................... 46,921
Transfer agent fees ........................................................................ 129,950
Trustees' fees and expenses ................................................................. 1,378
Deferred tax ............................................................................... 4,190,476
Accrued expenses and other liabilities ........................................................... 151,190
Total liabilities ......................................................................... 5,219,698
Net assets, at value ................................................................. $397,893,582
Net assets consist of:
Paid-in capital ............................................................................. $403,299,678
Total distributable earnings (losses) ............................................................. (5,406,096)
Net assets, at value ................................................................. $397,893,582

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Templeton
Emerging
Markets Small
Cap Fund
Class A:
Net assets, at value ....................................................................... $176,762,879
Shares outstanding ........................................................................ 14,379,579
Net asset value per share
a
.................................................................. $12.29
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $13.01
Class C:
Net assets, at value ....................................................................... $9,836,161
Shares outstanding ........................................................................ 873,075
Net asset value and maximum offering price per share
a
............................................. $11.27
Class R:
Net assets, at value ....................................................................... $2,081,986
Shares outstanding ........................................................................ 173,195
Net asset value and maximum offering price per share ............................................. $12.02
Class R6:
Net assets, at value ....................................................................... $27,133,536
Shares outstanding ........................................................................ 2,165,170
Net asset value and maximum offering price per share ............................................. $12.53
Advisor Class:
Net assets, at value ....................................................................... $182,079,020
Shares outstanding ........................................................................ 14,505,528
Net asset value and maximum offering price per share ............................................. $12.55
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Financial Statements
Statements of Operations
for the year ended August 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Templeton
Emerging
Markets Small
Cap Fund
Investment income:
Dividends: (net of foreign taxes of $1,549,650)
Unaffiliated issuers ........................................................................ $11,678,250
Non-controlled affiliates (Note 3 f ) ............................................................. 492,229
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 17,280
Non-controlled affiliates (Note 3 f ) ............................................................. 5,618
Total investment income ................................................................... 12,193,377
Expenses:
Management fees (Note 3 a ) ................................................................... 5,154,002
Distribution fees: (Note 3c )
    Class A ................................................................................ 444,833
    Class C ................................................................................ 111,377
    Class R ................................................................................ 10,271
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 344,245
    Class C ................................................................................ 21,483
    Class R ................................................................................ 3,978
    Class R6 ............................................................................... 13,930
    Advisor Class ............................................................................ 291,775
Custodian fees ............................................................................. 111,599
Reports to shareholders fees .................................................................. 41,236
Registration and filing fees .................................................................... 78,064
Professional fees ........................................................................... 118,881
Trustees' fees and expenses .................................................................. 45,450
Other .................................................................................... 5,453
Total expenses ......................................................................... 6,796,577
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (718,227)
Net expenses ......................................................................... 6,078,350
Net investment income ................................................................ 6,115,027
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $597,371)
Unaffiliated issuers ...................................................................... (17,854,901)
Foreign currency transactions ................................................................ (767,564)
Net realized gain (loss) .................................................................. (18,622,465)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 34,586,340
Translation of other assets and liabilities denominated in foreign currencies .............................. (7,038)
Change in deferred taxes on unrealized appreciation ............................................... (2,485,480)
Net change in unrealized appreciation (depreciation) ............................................ 32,093,822
Net realized and unrealized gain (loss) ............................................................ 13,471,357
Net increase (decrease) in net assets resulting from operations .......................................... $19,586,384

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Templeton Emerging Markets Small Cap Fund
Year Ended
August 31, 2023
Year Ended
August 31, 2022
a
Year Ended
March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $6,115,027 $8,242,908 $2,945,680
Net realized gain (loss) .............................. (18,622,465) (555,532) 66,974,188
Net change in unrealized appreciation (depreciation) ........ 32,093,822 (53,855,951) (53,666,750)
Net increase (decrease) in net assets resulting from
operations ................................... 19,586,384 (46,168,575) 16,253,118
Distributions to shareholders:
Class A .......................................... (13,458,092) — (23,724,369)
Class C .......................................... (867,935) — (2,095,957)
Class R .......................................... (154,143) — (285,726)
Class R6 ......................................... (2,136,443) — (5,079,624)
Advisor Class ..................................... (10,460,496) — (19,760,044)
Total distributions to shareholders ....................... (27,077,109) — (50,945,720)
Capital share transactions: (Note 2 )
Class A .......................................... (6,802,414) (6,206,219) 22,905,231
Class C .......................................... (3,373,063) (2,146,281) (9,130,344)
Class R .......................................... 17,445 (79,413) (339,318)
Class R6 ......................................... (3,846,473) (4,020,091) (3,281,288)
Advisor Class ..................................... 37,836,258 (7,698,630) 7,691,209
Total capital share transactions ......................... 23,831,753 (20,150,634) 17,845,490
Net increase (decrease) in net assets ................ 16,341,028 (66,319,209) (16,847,112)
Net assets:
Beginning of year .................................... 381,552,554 447,871,763 464,718,875
End of year ........................................ $397,893,582 $381,552,554 $447,871,763
a
For the period April 1, 2022 to August 31, 2022.

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Templeton Emerging Markets Small Cap Fund
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Templeton Emerging
Markets Small Cap Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Subsequent to March 31, 2022, the Fund’s fiscal year end
changed to August 31.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
At August 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at August 31,
2023, the Fund held $6,196,183 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2023, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
Year Ended
August 31, 2023
Shares Amount
Class A Shares:
Shares sold
a
................................... 2,038,516 $24,548,864
Shares issued in reinvestment of distributions .......... 988,332 11,590,825
Shares redeemed ............................... (3,594,802) (42,942,103)
Net increase (decrease) .......................... (567,954) $(6,802,414)
Class C Shares:
Shares sold ................................... 145,663 $1,609,366
Shares issued in reinvestment of distributions .......... 79,727 859,170
Shares redeemed
a
.............................. (531,185) (5,841,599)
Net increase (decrease) .......................... (305,795) $(3,373,063)
Class R Shares:
Shares sold ................................... 17,998 $213,368
Shares issued in reinvestment of distributions .......... 13,430 154,143
Shares redeemed ............................... (29,764) (350,066)
Net increase (decrease) .......................... 1,664 $17,445
Class R6 Shares:
Shares sold ................................... 607,304 $7,495,714
Shares issued in reinvestment of distributions .......... 89,455 1,068,229
Shares redeemed ............................... (1,021,519) (12,410,416)
Net increase (decrease) .......................... (324,760) $(3,846,473)
Advisor Class Shares:
Shares sold ................................... 7,384,346 $92,218,229
Shares issued in reinvestment of distributions .......... 792,266 9,472,682
Shares redeemed ............................... (5,130,704) (63,854,653)
Net increase (decrease) .......................... 3,045,908 $37,836,258
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
August 31, 2022
b
Year Ended
March 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 672,785 $8,591,757 2,563,202 $41,131,426
Shares issued in reinvestment of distributions .......... — — 1,372,044 20,621,825
Shares redeemed ............................... (1,149,929) (14,797,976) (2,455,339) (38,848,020)
Net increase (decrease) .......................... (477,144) $(6,206,219) 1,479,907 $22,905,231
Class C Shares:
Shares sold ................................... 36,135 $427,208 149,733 $2,210,907
Shares issued in reinvestment of distributions .......... — — 149,330 2,081,666
Shares redeemed
a
.............................. (216,897) (2,573,489) (894,701) (13,422,917)
Net increase (decrease) .......................... (180,762) $(2,146,281) (595,638) $(9,130,344)
Class R Shares:
Shares sold ................................... 9,744 $126,322 22,180 $351,230
Shares issued in reinvestment of distributions .......... — — 19,358 285,726
Shares redeemed ............................... (16,442) (205,735) (63,423) (976,274)
Net increase (decrease) .......................... (6,698) $(79,413) (21,885) $(339,318)
Class R6 Shares:
Shares sold ................................... 95,142 $1,239,312 267,708 $4,334,208
Shares issued in reinvestment of distributions .......... — — 105,695 1,612,908
Shares redeemed ............................... (405,246) (5,259,403) (583,877) (9,228,404)
Net increase (decrease) .......................... (310,104) $(4,020,091) (210,474) $(3,281,288)
Advisor Class Shares:
Shares sold ................................... 1,502,714 $21,009,471 3,677,439 $59,605,210
Shares issued in reinvestment of distributions .......... — — 1,148,453 17,559,839
Shares redeemed ............................... (2,165,769) (28,708,101) (4,323,520) (69,473,840)
Net increase (decrease) .......................... (663,055) $(7,698,630) 502,372 $7,691,209
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period April 1, 2022 to August 31, 2022.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2023, the gross effective investment management fee rate was 1.400% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
1.400% Up to and including $500 million
1.300% Over $500 million, up to and including $1 billion
1.200% In excess of $1 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $10,246
CDSC retained .............................................................................. $1,104
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2023, the Fund paid transfer agent fees of $675,411, of which $199,791 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2023, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.50%, based on the average net assets of each class until December
31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 202 3 .
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.066% $10,045,248 $126,886,693 $(122,976,426) $— $— $13,955,515 13,955,515 $492,229
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.842% $— $2,405,546 $(2,405,546) $— $— $— — $5,618
Total Affiliated Securities ... $10,045,248 $129,292,239 $(125,381,972) $— $— $13,955,515 $497,847
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the year ended August 31, 2023, period ended August 31, 2022 and year ended
March 31, 2022, was as follows:
At August 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, foreign capital gains tax and corporate actions.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2023, aggregated
$82,671,614 and $84,690,693, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $4,358,885
Long term ................................................................................ 21,772,370
Total capital loss carryforwards ............................................................... $26,131,255
August 31, 2023 August 31, 2022
Distributions paid from:
Ordinary income .......................................................... $8,928,587 —
Long term capital gain ...................................................... 18,148,522 —
$27,077,109 —
March 31, 2022
Distributions paid from:
Ordinary income .......................................................... $33,533,084
Long term capital gain ...................................................... 17,412,636
$50,945,720
Cost of investments .......................................................................... $385,617,447
Unrealized appreciation ........................................................................ $92,639,594
Unrealized depreciation ........................................................................ (77,801,101)
Net unrealized appreciation (depreciation) .......................................................... $14,838,493
Distributable earnings:
Undistributed ordinary income ................................................................... $11,051,225

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2023, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 9,657,076 $ — $ — $ 9,657,076
Cambodia ............................ — 2,933,638 — 2,933,638
Chile ................................ 2,835,164 — — 2,835,164
China ............................... 16,183,639 18,672,485 — 34,856,124
Georgia .............................. 3,028,886 — — 3,028,886
Hong Kong ........................... — 10,585,815 — 10,585,815
Hungary ............................. 9,190,036 — — 9,190,036
India ................................ 7,793,031 103,917,833 — 111,710,864

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Kazakhstan ........................... $ 3,520,395 $ — $ — $ 3,520,395
Mexico .............................. 6,634,666 — — 6,634,666
Peru ................................ 6,167,239 — — 6,167,239
Philippines ............................ 6,721,087 9,060,460 — 15,781,547
Saudi Arabia .......................... — 3,865,947 — 3,865,947
South Africa ........................... 4,197,730 — — 4,197,730
South Korea .......................... — 41,106,352 — 41,106,352
Switzerland ........................... — 8,796,845 — 8,796,845
Taiwan ............................... — 59,134,444 — 59,134,444
Thailand ............................. 1,633,110 9,045,181 — 10,678,291
United Arab Emirates .................... — 2,778,211 — 2,778,211
Vietnam .............................. — 27,025,210 — 27,025,210
Preferred Stocks ........................ 12,015,945 — — 12,015,945
Short Term Investments ................... 13,955,515 — — 13,955,515
Total Investments in Securities ........... $103,533,519 $296,922,421
a
$— $400,455,940
a
Includes foreign securities valued at $296,922,421, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
8. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Global Investment Trust and Shareholders of Templeton Emerging Markets Small Cap
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Emerging Markets Small Cap Fund (one of the funds constituting Templeton Global Investment Trust, referred to hereafter as the "Fund") as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for the year ended August 31, 2023, the period April 1, 2022 to August 31, 2022 and the year ended
March 31, 2022, including the related notes, and the financial highlights for the year ended August 31, 2023, the period April 1,
2022 to August 31, 2022 and the years ended March 31, 2022, 2021, 2020, and 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for the year ended
August 31, 2023, the period April 1, 2022 to August 31, 2022 and the year ended March 31, 2022, and the financial highlights for the year ended August 31, 2023, the period April 1, 2022 to August 31, 2022 and the years ended March 31, 2022, 2021,
2020, and 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 23, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its period.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the year ended August 31, 2023:
Under Section 853 of the Internal Revenue Code, the Fund intend s to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the period ended August 31, 202 3 :
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $18,148,522
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $6,377,563
Amount Reported
Foreign Taxes Paid $1,581,714
Foreign Source Income Earned $8,940,398

Templeton Global Investment Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1994 119 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 29 Ares Strategic Income Fund
(closed-end investment
management company)
(September 2022-present); Ares
Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc. (food
distribution) (2013-present),
formerly , Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Terrence J. Checki (1945) Trustee Since January 2023 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2017 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Global Investment Trust

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1996 and Lead
Independent Trustee
since 2007
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2006 29 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2006 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Global Investment Trust

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2001 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board, Trustee
and
Vice President
Chairman of the
Board and Vice
President since January
2023 and Trustee 2006
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Independent Board Members
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective December 31, 2022, Robert E. Wade ceased to be a trustee of the Trust.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Manraj S. Sekhon (1969) President and
Chief Executive
Officer –
Investment
Management
Since April 2023 Not Applicable Not Applicable
7 Temasek Blvd.
Suntec Tower 1, #38-03
Singapore 038987
Principal Occupation During at Least the Past 5 Years:
Chief Investment Officer, Franklin Templeton Emerging Markets Equity; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
Since 2015 and
Secretary since
September 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust
Shareholder Information

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Annual Report
Board Approval Of Investment
Management Agreements
TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Emerging Markets Small Cap Fund
(Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of Templeton Global Investment
Trust (Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Templeton Asset Management Ltd. (Manager) and
the Trust, on behalf of the Fund (Management Agreement),
for the period May 1, 2023 through June 30, 2023 (Stub
Period). The Independent Trustees noted that the Fund’s
annual contract review was historically held at the February
Board meeting and that management proposed to move the
contract review to the May Board meeting. The Independent
Trustees further noted management’s explanation that, to
effect this change, the Board needed to consider the renewal of the Fund’s Management Agreement prior to its current
April 30, 2023 expiration date. The Independent Trustees
also noted that management would ask them to consider
the continuation of the Management Agreement again at
the May Board meeting for the 12-month period beginning
July 1, 2023. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of the
Management Agreement for the Stub Period.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the March Meeting and
throughout the year at meetings of the Board and its
committees. The Board also reviewed and considered
information provided in response to a detailed set of requests for information submitted to the Manager by Independent
Trustee counsel on behalf of the Independent Trustees
in connection with the annual contract renewal process.
In addition, prior to the March Meeting, the Independent
Trustees held a virtual contract renewal meeting at
which the Independent Trustees first conferred amongst
themselves and Independent Trustee counsel about
contract renewal matters; and then met with management
to request additional information that the Independent
Trustees reviewed and considered prior to and at the March
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors
(Factors).
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.

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Shareholder Information

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Annual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board further reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional emerging markets funds. The
Performance Customized Peer Group for the Fund included
only emerging markets funds that invest only in stocks that
have total market capitalizations within the range of the
market capitalizations of companies in the MSCI Emerging
Markets Small Cap Index at the time of purchase. The Board
noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was above the median of
its Performance Universe. The Board also noted that the
Fund’s annualized total return was below the median of
its Performance Customized Peer Group for the five- and
10-year periods, but above the median of its Performance
Customized Peer Group for the one- and three-year periods.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual or
semi-annual report, which reflects historical asset levels
that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and
for Class A shares and Class M shares for the other funds in the Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
14 other emerging markets funds. The Board noted that
the Management Rate and actual total expense ratio for
the Fund were above the medians and in the fifth quintile
(most expensive) of its Expense Group. The Board
discussed the expenses of this Fund with management
and management explained that the Expense Group
was not directly comparable to the Fund as the Expense
Group was comprised of funds that had a significantly
lower average allocation of their investments to small- and
mid-capitalization companies in comparison to the Fund.
Management further explained that when the Fund is
compared to the subset of funds in the Expense Group that

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Annual Report
invests principally in emerging markets mid- and small-cap
companies, the Fund’s Management Rate and actual total
expense ratio are more in line with peers. The Board then
noted that the Fund’s actual total expense ratio reflected
a fee waiver from management. After consideration of the
above, the Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that, to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for the Stub
Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved the Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Manager by Independent Trustee counsel on behalf
of the Independent Trustees, which included information
on Fund performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including

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Annual Report
the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreement for an additional twelve-month period beginning
July 1, 2023.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Templeton Global Investment Trust
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Annual Report
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

426 A 10/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Emerging Markets Small Cap Fund
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $85,745 for the fiscal year ended August 31, 2023 and $85,597 for the fiscal year ended August 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended August 31, 2023, and $0 for the fiscal year ended August 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $37,215 for the fiscal year ended August 31, 2023 and $181,126 for the fiscal year ended August 31, 2022. The services for which these fees were paid included professional fees in connection with SOC 1 Reports, fees in connection with license for accounting and business knowledge platform Viewpoint, and fees in connection with license for employee development tool ProEdge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $107,215 for the fiscal year ended August 31, 2023 and $181,126 for the fiscal year ended August 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.            N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 30, 2023